Intangible Assets (Details) - Schedule of intangible assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
January 1, 2020
Additions-business combination	1,900
Additions-other	288
Transfers during the year	15
December 31, 2020	2,203
Amortisation
January 1, 2020
Amortisation charge
December 31, 2020
Net book value
At December	2,203
Project Development in Progress [Member]
Cost
January 1, 2020
Additions-business combination
Additions-other	273
Transfers during the year	15
December 31, 2020	288
Amortisation
January 1, 2020
Amortisation charge
December 31, 2020
Net book value
At December	288
Intellectual Property and Patents Registration [Member]
Cost
January 1, 2020
Additions-business combination	1,900
Additions-other	11
Transfers during the year
December 31, 2020	1,911
Amortisation
January 1, 2020
Amortisation charge
December 31, 2020
Net book value
At December	1,911
Software [Member]
Cost
January 1, 2020
Additions-business combination
Additions-other	4
Transfers during the year
December 31, 2020	4
Amortisation
January 1, 2020
Amortisation charge
December 31, 2020
Net book value
At December	€ 4